SEGMENT REPORTING - Schedule of Breakdown By Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total revenues	$ 3,037	$ 2,902	$ 5,655	$ 5,387
United States
Segment Reporting Information [Line Items]
Total revenues	2,570	1,977	5,087	4,022
Canada
Segment Reporting Information [Line Items]
Total revenues	61	278	155	394
Bermuda
Segment Reporting Information [Line Items]
Total revenues	105	30	84	149
Other
Segment Reporting Information [Line Items]
Total revenues	$ 301	$ 617	$ 329	$ 822